Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Entity Registrant Name	Blum Holdings, Inc.
Entity Central Index Key	0001996210
Document Type	S-4
Amendment Flag	false
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	93-3735199